Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax (Benefit) Provision

Income tax (benefit) provision consisted of the following (in thousands):

	Successor	Predecessor
	Period from November 17 through December 31, 2012	Period from January 1 through November 16, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Current income tax:
Federal	$—	$2,635	$86	$(363)
State	56	837	633	142
Foreign	28	276	—	(430)

Total	84	3,748	719	(651)
Deferred income tax:
Federal	(9,489)	—	—	—
State	(1,788)	—	—	—
Foreign	290	1,175	(4,458)	4,971

Total	(10,987)	1,175	(4,458)	4,971

Deferred income tax:	$(10,903)	$4,923	$(3,739)	$4,320

Schedule of Effective Income Tax Rate Reconciliation

	Successor	Predecessor
	Period from November 17 through December 31, 2012	Period from January 1 through November 16, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Computed expected tax expense	$(13,941)	$(50,970)	$(22,489)	$(8,377)
State income taxes, net of federal tax effect	(1,143)	555	434	91
Foreign income taxes	(69)	610	831	(1,889)
Permanent differences	534	4,820	193	(335)
Non-deductible acquisition costs	3,716	2,896	—	—
Intercompany elimination	—	2,843	—	—
Change in valuation allowance	—	44,169	17,292	14,830

Provision for income taxes	$(10,903)	$4,923	$(3,739)	$4,320

Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Gross deferred tax assets:
Net operating loss carryforwards	$339,831	$224,619
Accrued expenses and allowances	48,455	15,691
Inventory reserves	528	5,612
Alternative minimum tax credit and research and development credit	101	140
Deferred subscriber income	15	9,615
Valuation allowance	—	(58,660)

	388,930	197,017

Gross deferred tax liabilities:
Deferred subscriber contract costs	(379,184)	(197,244)
Purchased intangibles	(28,744)	—
Prepaid expenses and depreciation	(107)	(212)

	(408,035)	(197,456)

Net deferred tax liability	$(19,105)	$(439)